Taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Schedule of taxes payable

	12/31/2025	12/31/2024
Municipal taxes	1,089	422
State taxes	2,330	297
Federal taxes	7,551	6,378
	10,970	7,097

Current	7,257	3,923
Non-Current	3,713	3,174